CONVERTIBLE NOTE	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTE
NOTE 12 – CONVERTIBLE NOTE

a)	Convertible note in September 2022

On September 19, 2022, the Company entered into an Amended and Restated Securities Purchase Agreement (the “SPA”), with an accredited investor (the “Purchaser”), to issue and sell to the Purchaser a senior secured convertible note of the Company in the principal amount of $1.5 million (the “Note”), and a Series A Warrant and a Series B Warrant to purchase additional common shares of the Company (the Series A Warrant and the Series B Warrant are collectively referred to as the “Warrants”).

The Note is subject to an original issue discount of 10%, and is convertible, in whole and in part, from time to time at the option of the Purchaser commencing March 19, 2023 into the Company’s common shares at a conversion price equal to the lower of (i) $4.00, and (ii) the greater of (x) the Floor Price ($0.22 per share) then in effect and (y) 85% of the lowest trading price of our common shares during the 15 consecutive trading day period preceding the delivery of the conversion notice. Pursuant to the original issue discount, the Purchaser paid $1,350,000 for the Note and related Warrants, less certain fees, and expenses payable by the Company. The Note may not be converted to the extent that the number of common shares owned by the Purchaser and its affiliates will exceed 4.99% of the issued and outstanding shares of the Company at the time of conversion.

The Note matures on September 19, 2023, or earlier under certain conditions set forth in the SPA. The Note accrues interest at the greater of (x) the sum of the prime rate plus four and a half percent (4.5%) per annum and (y) nine percent (9%) per annum, provided that, subject to certain conditions set forth in the SPA, the Company may elect to pay such interest in common shares. The Note ranks senior to all present and future Company indebtedness, subject to certain permitted senior indebtedness (including real estate mortgages). The Company has the right to redeem all, but not less than all, of the outstanding balance under the Note at a 20% premium to the greater of the balance of the Note and the number of common shares into which the Note can then be converted.

The Company’s obligations under the Note, the SPA, the Warrants and other transaction documents are secured by (i) the grant of a first priority lien by the Company and its subsidiaries upon substantially all of the personal and real property of the Company and its subsidiaries pursuant to a security agreement between the Company, its subsidiaries and the Purchaser (the “Security Agreement”) and (ii) by a pledge of 241,358 shares (3,620,378 shares before the share consolidation) held by our principal shareholder, director, and executive director, Fan Zhou (the “Pledge Agreement"). The Company’s obligations under the Note are also subject to a guaranty by the Company and its subsidiaries (the “Guaranty”).

Under the SPA, the Purchaser has customary preemptive rights to participate in any future financing by the Company and the Company agreed to certain restrictions on changes in its capital structure, including the Company’s agreement to certain restrictions on the issuance of additional equity securities so long as the Purchaser owns any Securities (as defined in the SPA), or to engage in any Dilutive Issuances (as defined in the Note) so long as the Note or any Warrants are outstanding.

The Series A Warrant grants the Purchaser the right to purchase 85,290 common shares (1,279,357 shares before the share consolidation) at an exercise price of $0.27 ($4.00 before the share consolidation) per share until September 19, 2032. The Series B Warrant grants the Purchaser the right, from March 19, 2023 until September 19, 2032, to purchase 129,630 (1,944,445 shares before the share consolidation) common shares at an exercise price equal to lower of (i) $3.60 and (ii) the greater of (x) the Floor Price (as defined in the Note) and (y) 75% of the lowest volume weighted average price of the Company’s common shares during the 15 consecutive trading day period preceding the delivery of the exercise notice. The Warrants may not be exercised to the extent that the number of common shares owned by the Purchaser and its affiliates will exceed 4.99% of the issued and outstanding shares of the Company.

The Company determined that the conversion feature of it convertible loan and the Serie A and B warrants in connection with this convertible loan shall be classified as derivative liabilities. Company engaged an independent valuation firm to perform the valuation. The fair value of the conversion feature, Serie A and B warrants is calculated using the binomial tree model. These financial instruments are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of these financial instruments include the probability to convert, variability of conversion price due to future stock price and exchange rate, and expected timing of conversion, etc.

Loan portion of the convertible note

The Company recorded $893,878 (net of debt issuance costs) as the balance of the debt component and $443,208 as the embedded derivatives at the inception date on September 19, 2022 by assessing the fair value of both components, and recognized day 1 loss of $1,565,570. The loan is recorded as current loan payable with effective interest rate of 67.8%. Pursuant to the Amended and Restated Securities Purchase Agreement in June 2023, the Holders elected to convert the notes with an aggregated principal of $1.5 million, along with the accrued interest of $147,130, into 449,977 common shares (6,749,650 shares before the share consolidation) from June 6, 2024 to August 30, 2024 based on the conversion price defined above. For the years ended March 31, 2024 and 2023, the Company recognized accretion interest expense of $285,625 and $320,497, respectively, and the interest payable balance of $nil and $92,579 included in accrued liabilities as at March 31, 2024 and 2023, respectively.

Conversion feature of convertible note

As of March 31, 2024, the note has been fully converted to 449,977 common shares (6,749,650 shares before the share consolidation) of the Company and recognized gain of $367,663 on fair value assessment of the conversion feature from the inception.

Series A Warrants

As of March 31, 2025, the Series A warrants have been fully converted to 933,681 common shares of the Company and recognized loss of $1,835,817 on valuation of fair value of the warrants during the year ended March 31, 2025.The fair value of the Series A warrants was assessed at $29,077 based on the binomial model assessed by the independent valuation firm as of March 31, 2024.

March 31, 2024
Risk-free interest rate	4.16%
Expected life	8.48 years
Discount rate	–%
Expected volatility	60%
Expected dividend yield	–%
Fair value	$29,077

Series B Warrants

On May 15, 2023, the Company entered into an Exchange Agreement (the “Agreement”) with the convertible note holder (the “Holder”) for the Series B Warrants (“Existing Warrant”) that was issued pursuant to the Amended and Restated Securities Purchase Agreement. Pursuant to the Agreement, the Holder assigned the Existing Warrant to the Company in exchange for 66,667 common shares (1,000,000 shares before the share consolidation) of the Company (the “Exchange”) in reliance upon the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended. The Exchange closed on May 15, 2023.

As of March 31, 2024, the Series B warrants have been fully converted into the Company’s common shares.

b)	Convertible note in October 2024

On October 2, 2024, the Company issued a senior secured convertible note (the “Note”) to DO SPV XVII LLC with an original principal amount of $1,000,000. The Note bears interest at the greater of (i) the prime rate plus 4.5% per annum and (ii) 9% per annum, payable in arrears on each six-month interest payment date, and matures on October 2, 2025 (subject to certain extension provisions). Upon an Event of Default, the interest rate increases to
18
% per annum. The Note is secured by a first-priority lien on substantially all assets of the Company and certain subsidiaries and contains customary covenants and events of default, including cross-default, trading suspension, registration default and bankruptcy provisions.

Beginning on the earlier of July 2, 2025 and the occurrence of an Event of Default, the Holder may convert all or a portion of the outstanding principal and accrued interest (the “Conversion Amount”) into common shares of the Company at a fixed conversion price of US$4.00 per share, subject to standard anti-dilution adjustments. The Note also provides “alternate conversion” rights at a price equal to the lower of the fixed conversion price and 85% of the lowest trading price of the Company’s common shares over a specified look-back period, subject to a floor price of US$0.464 (as periodically adjustable), and includes redemption features upon Events of Default and Changes of Control at a 125% redemption premium. Conversions are subject to a 9.99% beneficial ownership limitation.

On January 31, 2025, the Company completed an additional closing under its Securities Purchase Agreement dated October 2, 2024 and issued a senior secured convertible note with an original principal amount of $1,500,000 (the “January 2025 Note”). After transaction costs of $200,067, the Company received net proceeds of $1,299,933. The January 2025 Note matures on January 31, 2026, bears interest at the greater of (i) Prime + 4.5% and (ii) 9% per annum, and increases to 18% per annum upon an event of default. The note is secured by a first-priority lien on substantially all Company assets and ranks pari passu with the notes issued on October 2, 2024. F-33

Beginning on the earlier of July 31, 2025 or an event of default, the holder may convert the outstanding principal and interest at a fixed conversion price of US$2.25 per share, subject to customary anti-dilution adjustments. The note also provides for alternate conversions, including in default scenarios, at the lower of the fixed conversion price and 85% of the lowest trading price over a prescribed period, but not below the contractual floor price of US$0.346 (as adjusted every six months based on market trading prices). Conversions are subject to a 9.99% beneficial-ownership limitation. Upon certain events of default or change-of-control events, the holder may require redemption at 125% of the outstanding amount.

Under U.S. GAAP, the Company determined that the Note is a debt host with embedded features that are not clearly and closely related to the host and do not qualify for equity classification. These features are accounted for as a single compound derivative liability under ASC 815, measured at fair value with subsequent changes recognized in earnings. At issuance, the proceeds were allocated between the host debt and the derivative liability based on their relative fair values, resulting in a debt discount on the host debt that is amortized to interest expense over the term of the Note using the effective interest method.

The Company recorded $2,053,933 (net of debt issuance costs) as the balance of the debt component and $285,881 as the embedded derivatives as at March 31, 2025 by assessing the fair value of both components. The loan is recorded as current loan payable on the consolidated balance sheet.